Valuation and qualifying accounts - Schedule of Changes in Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for credit expected losses – Accounts Receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	$ 10,911	$ 9,543	$ 3,205
Charges to earnings	8,233	9,438	11,018
Charge to other accounts	269	(943)	2,689
Deductions	(8,884)	(7,127)	(7,369)
Balance, end of year	10,529	10,911	9,543
Allowance for credit expected losses financial – Loans Receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	2,064	1,252	0
Charges to earnings	13,972	2,275	1,252
Charge to other accounts	(132)	(114)	0
Deductions	(3,493)	(1,349)	0
Balance, end of year	12,411	2,064	1,252
Allowance for cancellations
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	19,216	15,012	1,986
Charges to earnings	5,598	31,016	41,485
Charge to other accounts	70	69	(854)
Deductions	(16,707)	(26,881)	27,605
Balance, end of year	8,177	19,216	15,012
Other reserves
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	2,272	565	2,591
Charges to earnings	10,187	7,073	5,858
Charge to other accounts	112	(43)	(28)
Deductions	(9,779)	(5,323)	(7,856)
Balance, end of year	$ 2,792	$ 2,272	$ 565